Shareholder Report, Holdings (Details) - Institutional Class	May 31, 2024
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
Communications [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
Meterials [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Purchased Option [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Laibilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Total Investments	(0.90%)
Common Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	97.50%
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Amazon Com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
R T X Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Bank Of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Palo Alto Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%